UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

January 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 18.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 267, (Interest Only), Class S5, 5.233%, 8/15/42(1)(2)	$18,857,367	$3,634,256
Series 2182, Class ZC, 7.50%, 9/15/29	218,643	254,831
Series 2631, (Interest Only), Class DS, 6.333%, 6/15/33(1)(2)	4,004,645	692,221
Series 2953, (Interest Only), Class LS, 5.933%, 12/15/34(1)(2)	3,511,906	386,053
Series 2956, (Interest Only), Class SL, 6.233%, 6/15/32(1)(2)	1,964,746	371,961
Series 3114, (Interest Only), Class TS, 5.883%, 9/15/30(1)(2)	7,072,363	1,001,039
Series 3153, (Interest Only), Class JI, 5.853%, 5/15/36(1)(2)	4,461,391	825,798
Series 3727, (Interest Only), Class PS, 5.933%, 11/15/38(1)(2)	5,977,661	241,318
Series 3745, (Interest Only), Class SA, 5.983%, 3/15/25(1)(2)	3,506,153	306,529
Series 3845, (Interest Only), Class ES, 5.883%, 1/15/29(1)(2)	2,772,025	157,297
Series 3919, (Interest Only), Class SL, 5.883%, 10/15/40(1)(2)	555,880	9,799
Series 3969, (Interest Only), Class SB, 5.883%, 2/15/30(1)(2)	2,554,998	197,432
Series 3973, (Interest Only), Class SG, 5.883%, 4/15/30(1)(2)	4,216,635	414,951
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	4,143,070	776,155
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	18,898,778	2,625,147
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	16,047,673	1,818,625
Series 4070, (Interest Only), Class S, 5.333%, 6/15/32(1)(2)	22,503,564	3,993,654
Series 4095, (Interest Only), Class HS, 5.333%, 7/15/32(1)(2)	8,296,063	1,580,519
Series 4109, (Interest Only), Class ES, 5.383%, 12/15/41(1)(2)	93,869	17,976
Series 4109, (Interest Only), Class KS, 5.333%, 5/15/32(1)(2)	3,795,851	218,190
Series 4109, (Interest Only), Class SA, 5.433%, 9/15/32(1)(2)	8,538,192	1,927,069
Series 4149, (Interest Only), Class S, 5.483%, 1/15/33(1)(2)	6,495,517	1,149,990
Series 4163, (Interest Only), Class GS, 5.433%, 11/15/32(1)(2)	5,175,987	1,078,979
Series 4169, (Interest Only), Class AS, 5.483%, 2/15/33(1)(2)	8,358,072	1,454,239
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	7,414,426	690,172
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	12,490,625	1,243,831
Series 4189, (Interest Only), Class SQ, 5.383%, 12/15/42(1)(2)	8,297,273	1,609,785
Series 4203, (Interest Only), Class QS, 5.483%, 5/15/43(1)(2)	6,269,101	1,039,730
Series 4212, (Interest Only), Class SA, 5.433%, 7/15/38(1)(2)	19,189,456	2,351,935
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	4,112,832	139,587
Series 4273, Class SP, 9.944%, 11/15/43(2)	802,186	966,647
Series 4316, (Interest Only), Class JS, 5.333%, 1/15/44(1)(2)	8,544,589	1,531,875
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	11,913,106	1,253,162
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	4,505,610	873,304
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	4,515,027	710,542
Series 4336, Class GU, 3.50%, 2/15/53	1,056,396	1,102,629
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	9,043,068	1,711,646
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	5,609,248	764,438
Series 4381, (Interest Only), Class SK, 5.383%, 6/15/44(1)(2)	9,702,065	1,833,720
Series 4388, (Interest Only), Class MS, 5.333%, 9/15/44(1)(2)	10,931,480	2,052,409
Series 4407, Class LN, 7.523%, 12/15/43(2)	707,522	660,660
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	2,097,152	1,475,382

Security	Principal Amount	Value
Series 4452, (Interest Only), Class SP, 5.433%, 10/15/43(1)(2)	$18,472,575	$3,251,798
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	6,700,468	5,733,108
Series 4497, (Interest Only), Class CS, 5.433%, 9/15/44(1)(2)	26,953,672	6,126,904
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	14,856,928	2,509,747
Series 4507, (Interest Only), Class SJ, 5.413%, 9/15/45(1)(2)	15,612,156	3,544,598
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	9,585,936	1,385,503
Series 4528, (Interest Only), Class BS, 5.383%, 7/15/45(1)(2)	15,113,850	3,112,811
Series 4637, Class CU, 3.00%, 8/15/44	19,609,682	18,879,316

		$91,689,267

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 5.471%, 4/25/28(4)	$10,325,000	$11,462,368
Series 2016-DNA1, Class M3, 6.321%, 7/25/28(4)	2,500,000	2,859,070
Series 2016-DNA2, Class M3, 5.421%, 10/25/28(4)	1,750,000	1,895,051
Series 2016-DNA4, Class M3, 4.571%, 3/25/29(4)	16,000,000	16,517,477
Series 2017-DNA1, Class B1, 5.729%, 7/25/29(4)(5)	4,650,000	4,650,000
Series 2017-DNA1, Class M2, 4.029%, 7/25/29(4)(5)	16,000,000	16,000,000

		$53,383,966

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$479,642	$541,324
Series 1994-42, Class K, 6.50%, 4/25/24	301,844	332,241
Series 2004-46, (Interest Only), Class SI, 5.229%, 5/25/34(1)(2)	6,793,476	959,987
Series 2005-17, (Interest Only), Class SA, 5.929%, 3/25/35(1)(2)	3,319,175	678,730
Series 2005-71, (Interest Only), Class SA, 5.979%, 8/25/25(1)(2)	3,604,837	445,947
Series 2005-105, (Interest Only), Class S, 5.929%, 12/25/35(1)(2)	3,101,344	594,513
Series 2006-44, (Interest Only), Class IS, 5.829%, 6/25/36(1)(2)	2,681,213	489,435
Series 2006-65, (Interest Only), Class PS, 6.449%, 7/25/36(1)(2)	2,644,363	547,433
Series 2006-96, (Interest Only), Class SN, 6.429%, 10/25/36(1)(2)	3,749,883	698,093
Series 2006-104, (Interest Only), Class SD, 5.869%, 11/25/36(1)(2)	2,666,925	512,859
Series 2006-104, (Interest Only), Class SE, 5.859%, 11/25/36(1)(2)	1,777,950	341,249
Series 2007-50, (Interest Only), Class LS, 5.679%, 6/25/37(1)(2)	3,590,036	652,174
Series 2008-26, (Interest Only), Class SA, 5.429%, 4/25/38(1)(2)	5,320,162	922,726
Series 2008-61, (Interest Only), Class S, 5.329%, 7/25/38(1)(2)	8,401,853	1,467,033
Series 2009-62, Class WA, 5.57%, 8/25/39(6)	2,784,495	3,069,077
Series 2010-99, (Interest Only), Class NS, 5.829%, 3/25/39(1)(2)	5,653,515	419,539
Series 2010-124, (Interest Only), Class SJ, 5.279%, 11/25/38(1)(2)	4,291,094	409,703
Series 2010-135, (Interest Only), Class SD, 5.229%, 6/25/39(1)(2)	9,084,198	991,058
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(1)	1,649,334	5,507
Series 2011-45, (Interest Only), Class SA, 5.879%, 1/25/29(1)(2)	6,149,218	328,906
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	7,728,551	757,053
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	5,771,698	565,354
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	9,390,523	931,858
Series 2012-24, (Interest Only), Class S, 4.729%, 5/25/30(1)(2)	4,546,366	402,498
Series 2012-30, (Interest Only), Class SK, 5.779%, 12/25/40(1)(2)	12,014,109	1,839,455
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	13,702,675	1,450,051
Series 2012-56, (Interest Only), Class SU, 5.979%, 8/25/26(1)(2)	6,399,676	425,870
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	16,501,183	1,755,409
Series 2012-73, (Interest Only), Class MS, 5.279%, 5/25/39(1)(2)	16,309,791	1,630,578
Series 2012-76, (Interest Only), Class GS, 5.279%, 9/25/39(1)(2)	9,409,295	1,125,122
Series 2012-86, (Interest Only), Class CS, 5.329%, 4/25/39(1)(2)	7,064,963	775,999
Series 2012-94, (Interest Only), Class KS, 5.879%, 5/25/38(1)(2)	21,545,864	3,321,086
Series 2012-94, (Interest Only), Class SL, 5.929%, 5/25/38(1)(2)	16,159,398	2,516,390
Series 2012-103, (Interest Only), Class GS, 5.329%, 2/25/40(1)(2)	18,154,923	1,950,044
Series 2012-124, (Interest Only), Class IO, 1.759%, 11/25/42(1)(6)	22,450,459	1,124,169

Security	Principal Amount	Value
Series 2012-139, (Interest Only), Class LS, 5.379%, 12/25/42(1)(2)	$10,693,125	$2,379,236
Series 2012-147, (Interest Only), Class SA, 5.329%, 1/25/43(1)(2)	14,041,704	2,928,511
Series 2012-150, (Interest Only), Class PS, 5.379%, 1/25/43(1)(2)	12,575,299	2,206,575
Series 2012-150, (Interest Only), Class SK, 5.379%, 1/25/43(1)(2)	19,467,328	3,560,132
Series 2013-6, Class TA, 1.50%, 1/25/43	3,391,713	3,300,280
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	32,553,484	5,686,104
Series 2013-12, (Interest Only), Class SP, 4.879%, 11/25/41(1)(2)	5,814,065	846,941
Series 2013-15, (Interest Only), Class DS, 5.429%, 3/25/33(1)(2)	14,260,208	2,736,905
Series 2013-23, (Interest Only), Class CS, 5.479%, 3/25/33(1)(2)	7,762,757	1,389,007
Series 2013-54, (Interest Only), Class HS, 5.529%, 10/25/41(1)(2)	14,503,570	1,882,381
Series 2013-64, (Interest Only), Class PS, 5.479%, 4/25/43(1)(2)	9,532,294	1,557,515
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	15,089,887	2,333,336
Series 2013-75, (Interest Only), Class SC, 5.479%, 7/25/42(1)(2)	24,103,385	3,346,368
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	5,615,267	759,779
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	4,793,933	873,904
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	3,036,126	537,735
Series 2014-41, (Interest Only), Class SA, 5.279%, 7/25/44(1)(2)	8,905,198	2,149,428
Series 2014-43, (Interest Only), Class PS, 5.329%, 3/25/42(1)(2)	10,345,032	2,048,591
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	15,383,116	2,374,201
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	6,107,281	853,220
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	11,852,918	2,213,007
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	9,789,859	1,523,770
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	15,585,026	3,011,325
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	23,183,109	1,804,348
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	18,611,922	2,813,160
Series 2015-17, (Interest Only), Class SA, 5.429%, 11/25/43(1)(2)	16,183,398	2,965,439
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	9,491,809	1,462,314
Series 2015-31, (Interest Only), Class SG, 5.329%, 5/25/45(1)(2)	18,626,957	4,095,707
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	10,925,397	1,666,111
Series 2015-47, (Interest Only), Class SG, 5.379%, 7/25/45(1)(2)	12,461,911	2,605,211
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	26,249,355	4,231,774
Series 2015-93, (Interest Only), Class BS, 5.379%, 8/25/45(1)(2)	15,080,398	3,153,809
Series 2015-95, (Interest Only), Class SB, 5.229%, 1/25/46(1)(2)	21,306,072	4,310,994
Series 2016-1, (Interest Only), Class SJ, 5.379%, 2/25/46(1)(2)	30,105,490	6,204,413

		$120,790,001

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.021%, 1/25/29(4)	$3,000,000	$3,179,826
Series 2017-C01, Class 1M2, 4.316%, 7/25/29(4)	9,150,000	9,302,454

		$12,482,280

Government National Mortgage Association:
Series 2011-48, (Interest Only), Class SD, 5.893%, 10/20/36(1)(2)	$9,276,858	$683,302
Series 2014-68, (Interest Only), Class KI, 1.099%, 10/20/42(1)(6)	21,041,646	754,219
Series 2015-116, (Interest Only), Class AS, 4.923%, 8/20/45(1)(2)	15,260,555	1,863,314

		$3,300,835

Total Collateralized Mortgage Obligations (identified cost $304,856,319)		$281,646,349

Mortgage Pass-Throughs — 2.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.869%, with maturity at 2035(7)	$794,698	$829,787
4.384%, with maturity at 2030(7)	273,900	293,533
6.50%, with maturity at 2036	1,895,306	2,163,995
7.00%, with various maturities to 2036	3,283,253	3,796,772
7.50%, with maturity at 2035	1,028,329	1,202,489
8.00%, with maturity at 2026	325,029	342,687

		$8,629,263

Federal National Mortgage Association:
3.722%, with maturity at 2035(7)	$749,806	$803,552
3.829%, with maturity at 2035(7)	1,735,364	1,859,755
6.00%, with various maturities to 2032	722,249	818,169
6.50%, with various maturities to 2036	2,745,007	3,125,797
7.00%, with various maturities to 2037	5,463,362	6,351,349
7.50%, with maturity at 2035	5,613,115	6,618,383
8.50%, with maturity at 2032	328,706	398,296
9.50%, with maturity at 2028	706,358	792,428

		$20,767,729

Government National Mortgage Association:
7.00%, with various maturities to 2035(8)	$11,300,239	$13,211,966
7.50%, with maturity at 2032	1,050,806	1,207,637

		$14,419,603

Total Mortgage Pass-Throughs (identified cost $41,405,445)		$43,816,595

Commercial Mortgage-Backed Securities — 10.0%

Security	Principal Amount	Value
A10 Securitization, LLC
Series 2015-1, Class B, 4.12%, 4/15/34(9)	$5,100,000	$5,098,430
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(9)	1,500,000	1,657,187
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(9)	800,000	650,095
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.507%, 7/10/47(6)(9)	6,683,000	5,812,305
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.169%, 10/10/46(6)(9)	6,250,000	6,141,868
Series 2014-CR20, Class D, 3.222%, 11/10/47(9)	10,650,000	8,008,939
Series 2014-CR21, Class D, 3.917%, 12/10/47(6)(9)	5,311,000	4,335,268
Series 2014-LC17, Class D, 3.687%, 10/10/47(9)	2,675,000	1,862,795
Series 2015-CR22, Class D, 4.126%, 3/10/48(6)(9)	10,277,500	8,635,725
Series 2015-CR24, Class D, 3.463%, 8/10/48(6)	10,000,000	7,905,212
Series 2015-CR27, Class D, 3.472%, 10/10/48(6)(9)	10,000,000	7,989,889
Goldman Sachs Mortgage Securities Corp. II
Series 2014-GC26, Class C, 4.511%, 11/10/47(6)	2,794,000	2,770,427

Security	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.667%, 4/15/47(6)(9)	$2,081,000	$1,841,731
Series 2014-C21, Class D, 4.66%, 8/15/47(6)(9)	2,600,000	2,217,124
Series 2014-C22, Class D, 4.56%, 9/15/47(6)(9)	4,150,000	3,429,216
Series 2014-C23, Class D, 3.959%, 9/15/47(6)(9)	7,150,000	6,028,947
Series 2014-C25, Class D, 3.948%, 11/15/47(6)(9)	11,000,000	8,807,484
Series 2015-C29, Class D, 3.702%, 5/15/48(6)	10,000,000	7,477,983
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.37%, 8/15/46(6)(9)	5,000,000	4,282,897
Series 2014-C15, Class D, 4.894%, 4/15/47(6)(9)	2,450,000	2,260,414
Series 2014-C16, Class D, 4.756%, 6/15/47(6)(9)	4,000,000	3,578,694
Series 2015-C23, Class D, 4.135%, 7/15/50(6)(9)	5,000,000	4,296,549
Series 2016-C32, Class D, 3.396%, 12/15/49(9)	1,699,000	1,245,502
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(9)	6,700,000	6,733,032
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(6)(9)	2,625,750	2,637,773
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.497%, 12/10/45(6)(9)	5,000,000	4,853,743
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(9)	9,590,000	7,215,065
Series 2015-C29, Class D, 4.225%, 6/15/48(6)	7,000,000	5,744,992
Series 2015-C30, Class D, 4.496%, 9/15/58(6)(9)	3,000,000	2,517,974
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,003,438
Series 2015-NXS1, Class D, 4.104%, 5/15/48(6)	5,232,000	4,335,285
WF-RBS Commercial Mortgage Trust
Series 2012-C7, Class D, 4.835%, 6/15/45(6)(9)	2,598,000	2,522,434
Series 2014-C24, Class D, 3.692%, 11/15/47(9)	8,000,000	5,146,634

Total Commercial Mortgage-Backed Securities (identified cost $161,896,734)		$151,045,051

Asset-Backed Securities — 12.6%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class C1, 4.523%, 7/15/27(4)(9)	$7,000,000	$7,006,878
Series 2015-16A, Class D, 6.373%, 7/15/27(4)(9)	3,500,000	3,474,797
Series 2015-17A, Class C2, 5.873%, 1/15/28(4)(9)	3,400,000	3,468,337
Series 2015-17A, Class D, 7.373%, 1/15/28(4)(9)	2,000,000	2,014,977
Apidos CLO
Series 2012-9AR, Class ER, 6.98%, 7/15/23(4)(9)	3,400,000	3,401,710
Series 2014-19A, Class D, 4.773%, 10/17/26(4)(9)	5,000,000	5,003,949
Series 2015-21A, Class C, 4.574%, 7/18/27(4)(9)	4,000,000	4,009,726
Series 2015-21A, Class E, 7.474%, 7/18/27(4)(9)	2,000,000	1,856,308
Ares CLO, Ltd.
Series 2014-32A, Class C, 5.106%, 11/15/25(4)(9)	5,000,000	5,000,728
Series 2015-2A, Class E2, 6.239%, 7/29/26(4)(9)	4,500,000	4,323,528
Series 2015-2A, Class F, 7.539%, 7/29/26(4)(9)	2,000,000	1,855,795
Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 6.043%, 7/23/25(4)(9)	3,700,000	3,635,983
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.623%, 10/17/26(4)(9)	5,000,000	5,011,580

Security	Principal Amount	Value
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.473%, 7/15/26(4)(9)	$4,000,000	$4,002,612
Series 2014-1A, Class E1, 6.123%, 7/15/26(4)(9)	1,000,000	949,275
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.623%, 10/15/26(4)(9)	5,000,000	5,002,745
Series 2015-2A, Class D, 6.337%, 4/27/27(4)(9)	3,000,000	2,947,431
Series 2015-2A, Class E, 7.237%, 4/27/27(4)(9)	1,850,000	1,725,754
Series 2015-5A, Class C, 5.08%, 1/20/28(4)(9)	4,000,000	4,050,127
Series 2015-5A, Class D, 7.13%, 1/20/28(4)(9)	2,000,000	2,016,375
Cent CLO LP
Series 2014-22A, Class C, 4.631%, 11/7/26(4)(9)	5,000,000	5,002,967
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.43%, 7/20/26(4)(9)	5,000,000	4,994,205
Series 2015-2A, Class F, 7.58%, 7/20/26(4)(9)	2,000,000	1,875,663
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.606%, 8/15/28(4)(9)	6,000,000	6,010,415
Series 2015-40A, Class E, 6.856%, 8/15/28(4)(9)	2,500,000	2,505,056
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.593%, 1/24/27(4)(9)	5,000,000	4,932,560
Series 2015-19A, Class D, 6.143%, 1/24/27(4)(9)	2,000,000	1,863,112
Series 2015-21A, Class D, 4.93%, 1/20/28(4)(9)	5,000,000	5,010,045
Series 2015-21A, Class E1, 6.641%, 1/20/28(4)(9)	2,500,000	2,458,175
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.631%, 5/5/27(4)(9)	4,000,000	3,935,752
Madison Park Funding, Ltd.
Series 2014-15A, Class C, 4.737%, 1/27/26(4)(9)	5,000,000	5,004,555
Series 2015-17A, Class D, 4.491%, 7/21/27(4)(9)	5,000,000	4,998,347
Series 2015-17A, Class E, 6.491%, 7/21/27(4)(9)	5,000,000	4,964,565
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 5.33%, 10/20/28(4)(9)	5,000,000	5,074,200
Series 2015-11A, Class E, 7.73%, 10/20/28(4)(9)	2,500,000	2,509,761
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.411%, 5/21/27(4)(9)	3,000,000	2,911,506
Series 2015-1A, Class E, 7.911%, 5/21/27(4)(9)	2,000,000	1,913,166
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 4.773%, 7/15/27(4)(9)	5,000,000	5,002,320
Series 2015-1A, Class E2, 7.523%, 7/15/27(4)(9)	3,000,000	3,001,010
Palmer Square CLO, Ltd.
Series 2015-2A, Class C, 4.68%, 7/20/27(4)(9)	5,000,000	4,975,695
Recette CLO, LLC
Series 2015-1A, Class D, 4.78%, 10/20/27(4)(9)	7,250,000	7,261,353
Series 2015-1A, Class E, 6.73%, 10/20/27(4)(9)	4,500,000	4,427,384
Series 2015-1A, Class F, 8.48%, 10/20/27(4)(9)	2,000,000	1,919,375
Voya CLO, Ltd.
Series 2014-2A, Class C, 4.323%, 7/17/26(4)(9)	7,750,000	7,569,409
Series 2015-3A, Class D2, 6.48%, 10/20/27(4)(9)	7,000,000	6,716,031
Series 2015-3A, Class E, 7.53%, 10/20/27(4)(9)	3,000,000	2,721,750
Wind River CLO, Ltd.
Series 2015-2A, Class D, 4.873%, 10/15/27(4)(9)	5,000,000	5,005,533
Ziggurat CLO, Ltd.
Series 2014-1A, Class D, 4.773%, 10/17/26(4)(9)	5,000,000	4,894,840

Total Asset-Backed Securities (identified cost $181,946,906)		$190,217,365

Senior Floating-Rate Loans — 4.3%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Business Equipment and Services — 0.7%
AerCap Holdings N.V., Term Loan, 3.25%, Maturing 10/6/23		$10,000	$10,086,460

			$10,086,460

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.53%, Maturing 4/1/22		$4,668	$4,687,586

			$4,687,586

Electronics/Electrical — 1.0%
Energizer Holdings, Inc., Term Loan, 3.31%, Maturing 6/30/22		$4,900	$4,928,834
Sensata Technologies B.V., Term Loan, 3.02%, Maturing 10/14/21		9,425	9,504,170

			$14,433,004

Food Service — 0.3%
Aramark Services, Inc., Term Loan, 3.50%, Maturing 2/24/21		$4,730	$4,773,262

			$4,773,262

Lodging and Casinos — 0.8%
Hilton Worldwide Finance, LLC, Term Loan, 3.27%, Maturing 10/25/23		$5,362	$5,423,780
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20		394	398,088
Las Vegas Sands, LLC, Term Loan, 3.04%, Maturing 12/19/20		6,290	6,329,534

			$12,151,402

Oil and Gas — 0.6%
MEG Energy Corp., Term Loan, 4.54%, Maturing 12/31/23		$9,702	$9,759,427

			$9,759,427

Steel — 0.6%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19		$9,058	$9,122,654

			$9,122,654

Total Senior Floating-Rate Loans (identified cost $64,667,609)			$65,013,795

Foreign Government Bonds — 27.7%

Security	Principal Amount (000’s omitted)		Value
Australia — 0.9%
Australia Government Bond, 3.00%, 3/21/47(11)	AUD	20,588	$13,423,932

Total Australia			$13,423,932

Dominican Republic — 1.0%
Dominican Republic, 10.375%, 3/4/22(11)	DOP	264,300	$5,693,182
Dominican Republic, 10.40%, 5/10/19(11)	DOP	114,800	2,499,921
Dominican Republic, 13.50%, 8/4/17(11)	DOP	13,000	283,802
Dominican Republic, 14.00%, 6/8/18(11)	DOP	123,200	2,784,365
Dominican Republic, 15.00%, 4/5/19(11)	DOP	43,000	1,018,419
Dominican Republic, 15.95%, 6/4/21(11)	DOP	12,200	314,129
Dominican Republic, 16.00%, 7/10/20(11)	DOP	41,700	1,047,488
Dominican Republic, 16.95%, 2/4/22(11)	DOP	30,000	811,165

Total Dominican Republic			$14,452,471

Security	Principal Amount (000’s omitted)		Value
Greece — 0.6%
Hellenic Republic Government Bond, 4.75%, 4/17/19(9) (11)	EUR	9,757	$9,720,093

Total Greece			$9,720,093

Iceland — 2.7%
Housing Financing Fund, 3.75%, 4/15/34(12)	ISK	452,296	$2,628,492
Housing Financing Fund, 3.75%, 6/15/44(12)	ISK	982,732	6,004,983
Republic of Iceland, 5.00%, 11/15/28	ISK	102,570	877,038
Republic of Iceland, 6.50%, 1/24/31	ISK	1,573,346	15,376,640
Republic of Iceland, 8.00%, 6/12/25	ISK	1,638,392	15,239,867

Total Iceland			$40,127,020

Japan — 7.3%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(12)	JPY	2,841,787	$26,519,908
Japan Government CPI Linked Bond, 0.10%, 3/10/25(12)	JPY	6,066,742	56,731,642
Japan Government CPI Linked Bond, 0.10%, 3/10/26(12)	JPY	2,891,590	27,146,270

Total Japan			$110,397,820

New Zealand — 5.3%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	41,689	$31,013,822
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	60,327	48,778,528

Total New Zealand			$79,792,350

Peru — 3.0%
Peru Government Bond, 5.20%, 9/12/23	PEN	150,480	$45,235,825

Total Peru			$45,235,825

Russia — 2.2%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$12,195,563
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	631,307
Russia Government Bond, 7.75%, 9/16/26	RUB	169,370	2,757,900
Russia Government Bond, 8.50%, 9/17/31	RUB	1,053,927	17,940,674

Total Russia			$33,525,444

Serbia — 1.0%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,776,320	$15,631,260

Total Serbia			$15,631,260

Sri Lanka — 0.8%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$88,738
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	26,000	164,598
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	342,000	2,106,572
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	728,122
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,362,265
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,483,760
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	488,728
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	563,000	3,501,389
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	106,000	654,912

Total Sri Lanka			$11,579,084

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(11)	USD	4,988	$5,045,961

Total Suriname			$5,045,961

Security	Principal Amount (000’s omitted)		Value
Thailand — 2.6%
Thailand Government Bond, 1.25%, 3/12/28(11)(12)	THB	1,476,746	$39,307,632

Total Thailand			$39,307,632

Total Foreign Government Bonds (identified cost $417,429,703)			$418,238,892

U.S. Treasury Obligations — 7.2%

Security	Principal Amount		Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(8)(13)		$109,848,495	$109,241,692

Total U.S. Treasury Obligations (identified cost $110,056,339)			$109,241,692

U.S. Government Agency Obligations — 1.4%

Security	Principal Amount		Value
Federal Farm Credit Bank
3.41%, 3/20/35		$12,000,000	$12,002,520

			$12,002,520

Federal Home Loan Bank
5.50%, 7/15/36		$7,000,000	$9,242,023

			$9,242,023

Total U.S. Government Agency Obligations (identified cost $20,504,353)			$21,244,543

Closed-End Funds — 6.5%

Security	Shares		Value
Advent Claymore Convertible Securities and Income Fund		211,682	$3,219,683
BlackRock Corporate High Yield Fund, Inc.		1,000,336	11,053,713
BlackRock Multi-Sector Income Trust		675,742	11,602,490
Brookfield Real Assets Income Fund, Inc.		419,101	9,563,885
First Trust High Income Long/Short Fund		772,971	12,885,426
MFS Multimarket Income Trust		1,093,200	6,712,248
Nuveen Global High Income Fund		456,000	7,482,960
Nuveen Mortgage Opportunity Term Fund		324,311	7,874,271
Prudential Global Short Duration High Yield Fund, Inc.		293,307	4,426,003
Putnam Premier Income Trust		2,148,937	11,324,898
Wells Fargo Advantage Income Opportunities Fund		669,620	5,685,074
Western Asset High Income Opportunity Fund, Inc.		1,288,797	6,611,529

Total Closed-End Funds (identified cost $99,808,742)			$98,442,180

Other — 1.0%

Security	Shares	Value
Reinsurance — 1.0%
Altair V Reinsurance(14)(15)(16)(17)	5,000	$5,006,000
Eden Re II, Ltd.(9)(15)(17)	10,000,000	10,076,000

Total Other (identified cost $15,000,000)		$15,082,000

Currency Options Purchased — 0.6%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	BNP Paribas	EUR	11,331	SEK	9.55	5/2/17	$237,799
Call SEK/Put EUR	BNP Paribas	EUR	11,330	SEK	9.49	5/16/17	199,532
Call SEK/Put EUR	Citibank, N.A.	EUR	22,845	SEK	9.53	4/27/17	439,659
Call SEK/Put EUR	Citibank, N.A.	EUR	11,422	SEK	9.45	5/23/17	175,185
Call SEK/Put EUR	Citibank, N.A.	EUR	5,710	SEK	9.45	5/23/17	87,577
Call SEK/Put EUR	Goldman Sachs International	EUR	11,148	SEK	9.45	4/27/17	150,368
Call SEK/Put EUR	Goldman Sachs International	EUR	22,662	SEK	9.44	5/1/17	292,609
Call SEK/Put EUR	Goldman Sachs International	EUR	11,331	SEK	9.50	5/17/17	206,069
Put CNH/Call USD	BNP Paribas	USD	14,490	CNH	7.02	7/14/17	240,563
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	55,925	CNH	7.11	4/28/17	309,545
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	17,180	CNH	7.02	7/14/17	280,979
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	106,640	CNH	7.10	4/28/17	604,756
Put CNH/Call USD	Nomura International PLC	USD	164,400	CNH	7.28	8/1/17	1,517,741
Put CNH/Call USD	Standard Chartered Bank	USD	25,581	CNH	6.47	6/15/17	1,815,458
Put CNH/Call USD	Standard Chartered Bank	USD	23,860	CNH	6.47	6/15/17	1,699,906

Total Currency Options Purchased (identified cost $5,221,110)							$8,257,746

Put Options Purchased — 0.1%
Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
E-mini S&P 500 Index Futures 3/2017	Exchange-Traded		206	USD	2,265.00	3/17/17	$303,850
E-mini S&P 500 Index Futures 6/2017	Exchange-Traded		300	USD	2,260.00	6/16/17	997,500

Total Put Options Purchased (identified cost $1,430,348)							$1,301,350

Short-Term Investments — 8.4%

Foreign Government Securities — 4.2%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.9%
Iceland Treasury Bill, 0.00%, 2/15/17	ISK	326,880	$1,742,004
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	1,243,760	6,618,313
Iceland Treasury Bill, 0.00%, 5/15/17	ISK	860,574	4,578,842
Iceland Treasury Bill, 0.00%, 7/17/17	ISK	6,996	37,187

Total Iceland			$12,976,346

Japan — 3.3%
Japan Treasury Discount Bill, 0.00%, 3/21/17	JPY	5,650,000	$50,056,368

Total Japan			$50,056,368

Total Foreign Government Securities (identified cost $62,703,163)			$63,032,714

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/2/17(8)(18)		$11,250	$11,245,680

Total U.S. Treasury Obligations (identified cost $11,245,650)			$11,245,680

Other — 3.5%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(19)		52,695,807	$52,701,076

Total Other (identified cost $52,701,076)			$52,701,076

Total Short-Term Investments (identified cost $126,649,889)			$126,979,470

Total Investments — 101.3% (identified cost $1,550,873,497)			$1,530,527,028

Currency Options Written — (0.0)%(20)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD 48,105	CNH 6.93	2/6/17	$(27,468)

Total Currency Options Written (premiums received $473,834)					$(27,468)

Other Assets, Less Liabilities — (1.3)%					$(19,848,049)

Net Assets — 100.0%					$1,510,651,511

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2017.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(5)	When-issued security.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(7)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2017.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $329,821,172 or 21.8% of the Portfolio’s net assets.

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $161,742,439 or 10.7% of the Portfolio’s net assets.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(15)	Non-income producing security.

(16)	Restricted security.

(17)	Security is subject to risk of loss depending on the occurence, frequency and severity of loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(18)	All or a portion of the security is held by a wholly-owned subsidiary.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $153,678.

(20)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	37,553,000	USD	28,724,959	Deutsche Bank AG	2/1/17	$134,215	$—
CAD	1,436,000	USD	1,093,744	Deutsche Bank AG	2/1/17	9,810	—
USD	28,943,172	CAD	38,989,000	Deutsche Bank AG	2/1/17	—	(1,019,556)
CNH	5,017,429	USD	734,552	Citibank, N.A.	2/3/17	371	—
CNH	24,064	USD	3,526	Citibank, N.A.	2/3/17	—	(2)
CNH	28,260,000	USD	4,136,417	JPMorgan Chase Bank, N.A.	2/3/17	2,939	—
CNH	56,490,000	USD	8,273,286	Morgan Stanley & Co. International PLC	2/3/17	1,030	—
CNH	69,045,000	USD	10,113,520	Nomura International PLC	2/3/17	—	(222)
CNH	131,802,296	USD	19,303,528	UBS AG	2/3/17	2,082	—
CNH	181,919,240	USD	26,657,253	UBS AG	2/3/17	—	(10,814)
RON	43,930,000	EUR	9,750,305	BNP Paribas	2/3/17	23,417	—
RON	1,020,010	EUR	228,512	BNP Paribas	2/3/17	—	(1,745)
USD	13,557,525	CNH	92,564,000	Australia and New Zealand Banking Group Limited	2/3/17	—	(695)
USD	4,067,946	CNH	27,780,000	Citibank, N.A.	2/3/17	—	(1,102)
USD	8,770,689	CNH	59,881,000	Goldman Sachs International	2/3/17	—	(321)
USD	3,788,904	CNH	25,882,000	HSBC Bank USA, N.A.	2/3/17	—	(2,137)
USD	39,019,774	CNH	266,450,429	JPMorgan Chase Bank, N.A.	2/3/17	—	(8,287)
USD	18,031,467	ZAR	248,194,123	JPMorgan Chase Bank, N.A.	2/3/17	—	(384,298)
ZAR	248,194,123	USD	17,965,554	JPMorgan Chase Bank, N.A.	2/3/17	450,211	—
KES	482,981,000	USD	4,565,038	Citibank, N.A.	2/6/17	84,920	—
KES	50,500,000	USD	476,415	JPMorgan Chase Bank, N.A.	2/6/17	9,780	—
RUB	686,876,403	USD	10,517,332	BNP Paribas	2/6/17	896,449	—
RUB	306,030,000	USD	4,768,679	BNP Paribas	2/6/17	316,601	—
RUB	1,354,661,616	USD	21,272,117	Citibank, N.A.	2/6/17	1,238,206	—
RUB	372,570,000	USD	5,817,180	Goldman Sachs International	2/6/17	373,792	—
USD	161,740	KES	16,829,000	Citibank, N.A.	2/6/17	—	(284)
USD	161,740	KES	16,829,000	Citibank, N.A.	2/6/17	—	(284)
USD	161,864	KES	16,842,000	Citibank, N.A.	2/6/17	—	(284)
USD	1,546,872	KES	160,952,000	Citibank, N.A.	2/6/17	—	(2,713)
USD	1,546,872	KES	160,952,000	Citibank, N.A.	2/6/17	—	(2,713)
USD	1,548,073	KES	161,077,000	Citibank, N.A.	2/6/17	—	(2,715)
USD	132,378	RUB	8,589,000	BNP Paribas	2/6/17	—	(10,345)
USD	9,033,463	RUB	556,100,000	BNP Paribas	2/6/17	—	(207,214)
USD	16,145,224	RUB	993,900,000	BNP Paribas	2/6/17	—	(370,347)
USD	13,144,799	RUB	848,431,064	BNP Paribas	2/6/17	—	(953,524)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	18,218,511	RUB	1,189,832,756	BNP Paribas	2/6/17	$—	$(1,552,862)
USD	4,504,500	RUB	267,947,000	Credit Suisse International	2/6/17	52,042	—
USD	2,951,333	RUB	175,558,000	Credit Suisse International	2/6/17	34,098	—
USD	9,113,019	RUB	543,436,403	Deutsche Bank AG	2/6/17	82,772	—
USD	5,970,918	RUB	356,063,597	Deutsche Bank AG	2/6/17	54,233	—
USD	4,640,984	RUB	275,493,000	Goldman Sachs International	2/6/17	63,135	—
USD	3,040,756	RUB	180,502,000	Goldman Sachs International	2/6/17	41,366	—
USD	15,592,333	EUR	14,257,607	Standard Chartered Bank	2/8/17	198,194	—
RUB	400,000,000	USD	6,393,862	Deutsche Bank AG	2/21/17	242,750	—
USD	33,750,658	NZD	47,888,897	Citibank, N.A.	2/21/17	—	(1,365,101)
USD	7,571,413	RUB	473,667,567	Deutsche Bank AG	2/21/17	—	(287,457)
USD	6,684,809	ZAR	97,274,000	JPMorgan Chase Bank, N.A.	2/21/17	—	(510,200)
ZAR	97,274,000	USD	7,017,820	JPMorgan Chase Bank, N.A.	2/21/17	177,189	—
MXN	148,873,000	USD	7,267,362	Standard Chartered Bank	2/22/17	—	(148,650)
USD	882,290	MXN	18,073,851	Standard Chartered Bank	2/22/17	18,047	—
MXN	3,270,000	USD	158,555	BNP Paribas	2/23/17	—	(2,214)
USD	6,279,816	MXN	130,799,149	Standard Chartered Bank	2/23/17	26,246	—
USD	156,996	MXN	3,270,000	Standard Chartered Bank	2/23/17	656	—
TWD	1,477,534,000	USD	45,871,903	Barclays Bank PLC	2/24/17	1,532,056	—
TWD	453,354,000	USD	14,066,212	BNP Paribas	2/24/17	478,817	—
TWD	440,479,000	USD	13,709,275	Citibank, N.A.	2/24/17	422,683	—
USD	43,925,855	TWD	1,477,534,000	Barclays Bank PLC	2/24/17	—	(3,478,104)
USD	13,506,748	TWD	453,354,000	BNP Paribas	2/24/17	—	(1,038,281)
USD	13,129,031	TWD	440,479,000	Citibank, N.A.	2/24/17	—	(1,002,927)
USD	85,590,118	JPY	9,437,337,617	Standard Chartered Bank	2/27/17	1,952,068	—
USD	27,098,961	JPY	3,068,282,615	Standard Chartered Bank	2/27/17	—	(93,578)
RON	52,895,592	EUR	11,719,418	BNP Paribas	2/28/17	43,497	—
RON	17,985,000	EUR	3,976,343	BNP Paribas	2/28/17	23,833	—
RON	9,773,010	EUR	2,173,132	BNP Paribas	2/28/17	—	(443)
RON	1,649,250	EUR	369,284	BNP Paribas	2/28/17	—	(2,837)
RON	43,120,000	EUR	9,540,878	Deutsche Bank AG	3/2/17	48,670	—
RON	1,000,010	EUR	223,819	Deutsche Bank AG	3/2/17	—	(1,631)
RUB	323,889,000	USD	4,995,204	Bank of America, N.A.	3/2/17	373,686	—
NZD	3,447,595	USD	2,439,346	JPMorgan Chase Bank, N.A.	3/6/17	87,676	—
NZD	1,597,885	USD	1,149,334	JPMorgan Chase Bank, N.A.	3/6/17	21,885	—
NZD	1,577,911	USD	1,140,205	JPMorgan Chase Bank, N.A.	3/6/17	16,374	—
RON	40,281,528	EUR	8,939,928	Bank of America, N.A.	3/6/17	15,331	—
RON	6,436,000	EUR	1,427,684	Bank of America, N.A.	3/6/17	3,203	—
RON	1,091,635	EUR	244,476	Bank of America, N.A.	3/6/17	—	(1,966)
USD	63,657,186	NZD	90,307,971	JPMorgan Chase Bank, N.A.	3/6/17	—	(2,536,851)
RON	47,757,000	EUR	10,592,658	Deutsche Bank AG	3/7/17	24,785	—
RON	33,465,000	EUR	7,428,413	Deutsche Bank AG	3/7/17	11,134	—
RON	1,944,010	EUR	435,051	Deutsche Bank AG	3/7/17	—	(3,167)
KES	51,892,000	USD	492,568	ICBC Standard Bank plc	3/8/17	4,151	—
RON	67,963,000	EUR	15,067,731	BNP Paribas	3/8/17	42,139	—
RON	1,627,010	EUR	364,237	BNP Paribas	3/8/17	—	(2,797)
USD	2,017,392	AUD	2,704,725	Goldman Sachs International	3/8/17	—	(32,203)
USD	12,145,771	AUD	16,325,181	Goldman Sachs International	3/8/17	—	(225,178)
USD	235,983	AUD	311,644	JPMorgan Chase Bank, N.A.	3/8/17	—	(175)
KES	46,565,000	USD	441,793	Standard Chartered Bank	3/9/17	3,842	—
CNH	88,289,000	USD	12,755,761	Bank of America, N.A.	3/13/17	105,937	—
CNH	46,564,000	USD	6,720,647	BNP Paribas	3/13/17	62,668	—
CNH	46,000,000	USD	6,684,103	BNP Paribas	3/13/17	17,050	—
CNH	59,881,000	USD	8,655,825	Goldman Sachs International	3/13/17	67,473	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	75,949,000	USD	719,896	Citibank, N.A.	3/13/17	$6,347	$—
SGD	23,981,000	USD	16,846,623	Standard Chartered Bank	3/13/17	174,906	—
USD	35,636,579	CNH	240,734,000	BNP Paribas	3/13/17	567,114	—
USD	18,014,607	SGD	24,937,800	Standard Chartered Bank	3/13/17	313,948	—
CNH	92,564,000	USD	13,368,573	Australia and New Zealand Banking Group Limited	3/15/17	111,777	—
USD	5,732,576	CNH	37,835,000	Goldman Sachs International	3/15/17	222,560	—
USD	8,297,128	CNH	54,729,000	Standard Chartered Bank	3/15/17	326,793	—
USD	50,127,537	JPY	5,650,000,000	Nomura International PLC	3/21/17	587	—
CNH	124,977,000	USD	18,027,696	JPMorgan Chase Bank, N.A.	3/22/17	153,618	—
USD	6,323,108	CNH	41,742,000	Citibank, N.A.	3/22/17	250,596	—
USD	5,052,200	CNH	33,294,000	Goldman Sachs International	3/22/17	208,680	—
USD	7,574,852	CNH	49,941,000	Standard Chartered Bank	3/22/17	309,572	—
IDR	105,319,920,000	USD	7,718,572	BNP Paribas	3/23/17	133,066	—
IDR	95,118,780,000	USD	6,950,587	JPMorgan Chase Bank, N.A.	3/23/17	140,553	—
KES	47,900,000	USD	454,891	Standard Chartered Bank	3/24/17	2,100	—
USD	15,048,305	SGD	20,467,200	Goldman Sachs International	3/30/17	518,817	—
USD	37,179,299	SGD	50,575,000	Standard Chartered Bank	3/30/17	1,276,543	—
EUR	22,219	USD	23,517	Standard Chartered Bank	4/13/17	547	—
USD	13,676,699	EUR	12,921,563	Goldman Sachs International	4/13/17	—	(317,680)
USD	1,921,671	EUR	1,816,994	Standard Chartered Bank	4/13/17	—	(46,179)
USD	8,914,366	EUR	8,312,616	Standard Chartered Bank	4/13/17	—	(88,407)
USD	28,388,275	JPY	3,241,430,000	Goldman Sachs International	4/17/17	—	(406,557)
USD	12,643,295	SGD	18,050,200	Australia and New Zealand Banking Group Limited	4/17/17	—	(172,432)
USD	3,951,660	EUR	3,669,000	Standard Chartered Bank	4/24/17	—	(23,881)
USD	26,831,880	EUR	25,039,550	Standard Chartered Bank	4/24/17	—	(299,691)
USD	28,510,364	JPY	3,271,493,000	Standard Chartered Bank	4/24/17	—	(560,212)
USD	10,017,219	EUR	9,330,495	JPMorgan Chase Bank, N.A.	4/27/17	—	(94,159)
USD	45,599,714	PEN	151,468,569	Citibank, N.A.	5/2/17	—	(285,948)
KES	28,535,000	USD	268,186	Citibank, N.A.	6/7/17	—	(569)
KES	177,781,000	USD	1,638,535	Citibank, N.A.	6/19/17	24,035	—
KES	177,781,000	USD	1,634,017	Citibank, N.A.	7/3/17	23,035	—
USD	7,893,491	THB	277,693,000	Deutsche Bank AG	7/25/17	13,352	—
USD	4,684,085	THB	165,114,000	Standard Chartered Bank	7/25/17	—	(1,381)
CNH	266,450,429	USD	38,093,734	JPMorgan Chase Bank, N.A.	7/31/17	58,847	—
CNH	132,250,000	USD	18,966,012	JPMorgan Chase Bank, N.A.	7/31/17	—	(29,361)
USD	58,574,272	CNH	398,700,429	JPMorgan Chase Bank, N.A.	7/31/17	1,485,042	—
KES	177,919,000	USD	1,623,349	Citibank, N.A.	8/1/17	23,668	—
USD	10,141,456	THB	356,675,000	Deutsche Bank AG	11/10/17	18,709	—
USD	5,991,946	THB	211,276,000	Standard Chartered Bank	11/10/17	—	(4,251)
CNH	50,976,000	USD	7,237,311	Bank of America, N.A.	11/13/17	—	(8,621)
USD	7,336,788	CNH	50,976,000	Bank of America, N.A.	11/13/17	108,097	—
USD	8,012,900	THB	285,740,000	Deutsche Bank AG	11/16/17	—	(96,651)
USD	1,515,216	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(16,556)
CNH	27,780,000	USD	3,908,272	Citibank, N.A.	1/12/18	10,254	—
USD	3,856,191	CNH	27,780,000	Citibank, N.A.	1/12/18	—	(62,335)
CNH	92,564,000	USD	13,022,510	Australia and New Zealand Banking Group Limited	1/17/18	28,413	—
CNH	59,881,000	USD	8,423,385	Goldman Sachs International	1/17/18	19,448	—
CNH	25,882,000	USD	3,644,839	HSBC Bank USA, N.A.	1/17/18	4,355	—
CNH	34,002,000	USD	4,792,247	HSBC Bank USA, N.A.	1/17/18	1,814	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,962,330	CNH	92,564,000	Australia and New Zealand Banking Group Limited	1/17/18	$—	$(88,593)
USD	8,391,984	CNH	59,881,000	Goldman Sachs International	1/17/18	—	(50,849)
USD	8,392,404	CNH	59,884,000	HSBC Bank USA, N.A.	1/17/18	—	(50,851)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(457,826)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(279,359)
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(268,650)
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(122,290)

						$16,430,702	$(19,099,513)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	5,287	Short	Jun-18	$(1,306,369,395)	$(1,298,685,463)	$7,683,932
Japan 10-Year Bond	101	Short	Mar-17	(134,343,149)	(134,070,321)	272,828
U.S. 5-Year Treasury Note	1,137	Short	Mar-17	(133,961,695)	(134,014,993)	(53,298)
U.S. 10-Year Deliverable Interest Rate Swap	1,059	Short	Mar-17	(100,340,469)	(99,512,906)	827,563
U.S. 10-Year Treasury Note	1,540	Short	Mar-17	(189,868,208)	(191,681,875)	(1,813,667)
U.S. Ultra-Long Treasury Bond	148	Long	Mar-17	23,913,563	23,781,750	(131,813)

						$6,785,545

CME: Chicago Mercantile Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet		$40,000	Pays	Return on CPI-U (NSA)	Receives	1.37%	9/24/20	$(1,239,953)
LCH.Clearnet		40,000	Receives	Return on CPI-U (NSA)	Pays	1.73	9/24/25	1,652,847
LCH.Clearnet		63,000	Receives	Return on CPI-U (NSA)	Pays	2.25	12/22/26	510,305
LCH.Clearnet	GBP	51,000	Pays	Return on UKRPI	Receives	3.52	12/15/26	(1,048,358)

								$(125,159)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

UKRPI	-	United Kingdom Retail Price Index

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$45,000	Receives	Return on CPI-U (NSA)	Pays	2.18%	1/11/22	$139,639
Bank of America, N.A.	29,000	Receives	Return on CPI-U (NSA)	Pays	1.86	3/22/26	1,252,487
BNP Paribas	16,000	Receives	Return on CPI-U (NSA)	Pays	1.75	6/22/26	911,624
Credit Suisse International	50,000	Pays	Return on CPI-U (NSA)	Receives	1.60	2/3/20	(547,185)
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	810,376
Goldman Sachs International	37,300	Pays	Return on CPI-U (NSA)	Receives	1.43	9/25/20	(1,040,892)
Goldman Sachs International	18,000	Receives	Return on CPI-U (NSA)	Pays	1.80	9/25/25	633,037
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	3/23/26	1,088,837
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	4/1/26	1,113,106

							$4,361,029

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	0.90%		5/11/17	$(1,945)
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66		2/24/19	(33,982)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77		3/28/19	(10,240)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79		9/21/45	4,114,116
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	(754,093)
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	(921,670)
LCH.Clearnet(1)	EUR	7,193	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/20	5,162
LCH.Clearnet(1)	EUR	29,000	Receives	6-month Euro Interbank Offered Rate	0.75	(2)	3/15/27	277,467
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR	1.92		7/28/26	345,632

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR	1.94%	8/1/26	$261,452
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR	1.89	9/21/26	304,367
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR	1.93	9/21/26	115,562
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR	1.94	9/21/26	111,764
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR	2.14	10/13/26	80,630
LCH.Clearnet	HUF	593,728	Receives	6-month HUF BUBOR	2.09	10/19/26	92,876
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.09	10/19/26	139,419
LCH.Clearnet	HUF	647,027	Receives	6-month HUF BUBOR	2.04	10/20/26	111,509
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.04	10/20/26	153,654
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR	2.06	10/28/26	119,066
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR	2.08	10/28/26	46,740
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR	2.09	11/2/26	69,609
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR	2.18	11/3/26	38,104
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR	2.13	11/4/26	228,495
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR	2.15	11/7/26	37,290
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR	2.12	11/8/26	42,921
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR	2.14	11/10/26	112,281
LCH.Clearnet	JPY	497,770	Receives	6-month JPY-LIBOR-BBA	0.61	12/19/46	278,822
LCH.Clearnet	JPY	412,230	Receives	6-month JPY-LIBOR-BBA	0.62	12/19/46	222,379
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY-LIBOR-BBA	0.78	12/19/46	196,054
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03	11/26/17	1,348,725
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02	11/27/17	506,604
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96	11/28/17	916,952
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05	6/16/25	572,883
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05	6/16/25	348,419
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR	2.23	7/28/26	(427,299)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR	2.22	8/1/26	(360,456)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR	2.28	9/21/26	(125,357)
LCH.Clearnet	PLN	8,033	Pays	6-month PLN WIBOR	2.30	9/21/26	(124,995)
LCH.Clearnet	PLN	20,964	Pays	6-month PLN WIBOR	2.30	9/21/26	(326,203)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR	2.49	10/13/26	(96,885)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.46	10/19/26	(157,007)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR	2.47	10/19/26	(102,846)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR	2.43	10/20/26	(121,036)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.44	10/20/26	(161,824)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR	2.46	10/28/26	(130,488)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.47	10/28/26	(51,287)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR	2.50	10/31/26	(73,142)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.56	11/2/26	(43,438)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR	2.51	11/4/26	(262,206)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.54	11/7/26	(45,482)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR	2.50	11/8/26	(49,155)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR	2.52	11/10/26	(132,000)
LCH.Clearnet	USD	5,000	Receives	3-month USD- LIBOR-BBA	0.90	5/11/17	2,032
LCH.Clearnet	USD	100,000	Receives	3-month USD- LIBOR-BBA	2.78	9/21/45	(3,804,654)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	45,000	Receives	3-month USD- LIBOR-BBA	2.50%	10/28/45	$957,791
LCH.Clearnet	USD	55,000	Receives	3-month USD- LIBOR-BBA	2.50	10/28/45	1,170,634
LCH.Clearnet	USD	11,693	Receives	3-month USD- LIBOR-BBA	2.25	3/15/47	(362,461)

							$4,649,260

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Limited	KRW	29,000,000	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.45%	10/31/21	$282,806
Bank of America, N.A.	KRW	7,180,658	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	107,924
BNP Paribas	KRW	23,684,950	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	354,762
BNP Paribas	KRW	3,597,500	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	19,136
BNP Paribas	KRW	2,445,925	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	18,712
Citibank, N.A.	COP	173,900,000	Receives	Colombia Overnight Interbank Reference Rate	5.87	2/1/22	(50,831)
Citibank, N.A.	KRW	5,321,500	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	26,124
Credit Suisse International	RUB	1,885,404	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	1,751,936
Credit Suisse International	RUB	628,468	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	561,311
Credit Suisse International	RUB	942,702	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	814,630
Credit Suisse International	RUB	616,145	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	529,991

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate	10.16%	3/18/20	$2,332,732
Nomura International PLC	KRW	2,386,075	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	18,254

							$6,767,487

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Markit CDX North America High Yield Index	ICE Clear Credit	$50,000	5.00	%(1)	6/20/21	$(3,790,811)	$1,760,635	$(2,030,176)

						$(3,790,811)	$1,760,635	$(2,030,176)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2017 were $15,172,656 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options and swaptions activity for the fiscal year to date ended January 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Notional Amount – Swaptions (000’s omitted)	Premiums Recieved
Currency	USD	USD	USD
Outstanding, beginning of period	75,000	240,000	6,799,324
Options written	93,405	—	734,309
Options terminated in closing purchase transactions	—	(240,000)	(1,520,000)
Options exercised	(50,000)	—	(4,437,074)
Options expired	(70,300)	—	(1,102,725)

Outstanding, end of period	48,105	—	473,834

USD	-	United States Dollar

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended January 31, 2017, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provided exposure to the investment returns of certain commodities. Commodities-linked derivative instruments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swaps to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)*	$—	$(2,030,176)

Total		$—	$(2,030,176)

Equity Price	Options purchased	$1,301,350	$—

Total		$1,301,350	$—

Foreign Exchange	Currency options purchased	$8,257,746	$—
Foreign Exchange	Currency options written	—	(27,468)
Foreign Exchange	Forward foreign currency exchange contracts	16,430,702	(19,099,513)

Total		$24,688,448	$(19,126,981)

Interest Rate	Financial futures contracts*	$8,784,323	$(1,998,778)
Interest Rate	Inflation swaps	5,949,106	(1,588,077)
Interest Rate	Inflations swaps (centrally cleared)	2,163,152	(2,288,311)
Interest Rate	Interest rate swaps	6,818,318	(50,831)
Interest Rate	Interest rate swaps (centrally cleared)	13,329,411	(8,680,151)

Total		$37,044,310	$(14,606,148)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,606,753,539

Gross unrealized appreciation	$35,245,071
Gross unrealized depreciation	(100,963,287)

Net unrealized depreciation	$(65,718,216)

At January 31, 2017, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Other
Altair V Reinsurance	12/22/2016	5,000	$5,000,000	$5,006,000

Total Restricted Securities			$5,000,000	$5,006,000

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Collateralized Mortgage Obligations	$—	$281,646,349	$—	$281,646,349
Mortgage Pass-Throughs	—	43,816,595	—	43,816,595
Commercial Mortgage-Backed Securities	—	151,045,051	—	151,045,051
Asset-Backed Securities	—	190,217,365	—	190,217,365
Senior Floating-Rate Loans	—	65,013,795	—	65,013,795
Foreign Government Bonds	—	418,238,892	—	418,238,892
U.S. Treasury Obligations	—	109,241,692	—	109,241,692
U.S. Government Agency Obligations	—	21,244,543	—	21,244,543
Closed-End Funds	98,442,180	—	—	98,442,180
Other	—	10,076,000	5,006,000	15,082,000
Currency Options Purchased	—	8,257,746	—	8,257,746
Put Options Purchased	1,301,350	—	—	1,301,350
Short-Term Investments —
Foreign Government Securities	—	63,032,714	—	63,032,714
U.S. Treasury Obligations	—	11,245,680	—	11,245,680
Other	—	52,701,076	—	52,701,076
Total Investments	$99,743,530	$1,425,777,498	$5,006,000	$1,530,527,028
Forward Foreign Currency Exchange Contracts	$—	$16,430,702	$—	$16,430,702
Futures Contracts	8,784,323	—	—	8,784,323
Swap Contracts	—	28,259,987	—	28,259,987
Total	$108,527,853	$1,470,468,187	$5,006,000	$1,584,002,040

Liability Description
Currency Options Written	$—	$(27,468)	$—	$(27,468)
Forward Foreign Currency Exchange Contracts	—	(19,099,513)	—	(19,099,513)
Futures Contracts	(1,998,778)	—	—	(1,998,778)
Swap Contracts	—	(16,398,181)	—	(16,398,181)
Total	$(1,998,778)	$(35,525,162)	$—	$(37,523,940)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017